UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE DIVIDEND STRATEGY FUND

FORM N-Q

SEPTEMBER 30, 2017

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	September 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.8%
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 1.3%
General Motors Co.	2,000,000	$80,760,000

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	507,300	79,483,764

Media - 4.4%
Comcast Corp., Class A Shares	2,865,570	110,267,133
Time Warner Inc.	1,175,000	120,378,750
Walt Disney Co.	340,080	33,521,686

Total Media		264,167,569

Specialty Retail - 2.4%
Home Depot Inc.	875,000	143,115,000

TOTAL CONSUMER DISCRETIONARY		567,526,333

CONSUMER STAPLES - 15.1%
Beverages - 3.4%
Anheuser-Busch InBev SA/NV, ADR	450,000	53,685,000
Coca-Cola Co.	2,171,530	97,740,565
PepsiCo Inc.	477,260	53,181,082

Total Beverages		204,606,647

Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	410,000	67,358,900
Sysco Corp.	642,290	34,651,546
Wal-Mart Stores Inc.	975,180	76,200,565

Total Food & Staples Retailing		178,211,011

Food Products - 5.2%
Lamb Weston Holdings Inc.	988,070	46,330,602
McCormick & Co. Inc., Non Voting Shares	625,070	64,157,185
Mondelez International Inc., Class A Shares	1,425,000	57,940,500
Nestle SA, ADR	1,725,000	144,917,250

Total Food Products		313,345,537

Household Products - 3.6%
Kimberly-Clark Corp.	819,480	96,436,406
Procter & Gamble Co.	1,300,000	118,274,000

Total Household Products		214,710,406

TOTAL CONSUMER STAPLES		910,873,601

ENERGY - 7.0%
Energy Equipment & Services - 1.6%
Schlumberger Ltd.	1,412,460	98,533,210

Oil, Gas & Consumable Fuels - 5.4%
Enbridge Inc.	2,496,093	104,436,531
Exxon Mobil Corp.	868,109	71,167,576
Kinder Morgan Inc.	2,925,000	56,101,500
Williams Cos. Inc.	3,000,000	90,030,000

Total Oil, Gas & Consumable Fuels		321,735,607

TOTAL ENERGY		420,268,817

FINANCIALS - 17.3%
Banks - 4.7%
Bank of America Corp.	3,100,000	78,554,000
JPMorgan Chase & Co.	1,243,000	118,718,930
U.S. Bancorp	568,320	30,456,269
Wells Fargo & Co.	1,011,260	55,770,989

Total Banks		283,500,188

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
Capital Markets - 5.3%
Bank of New York Mellon Corp.	2,083,210	$110,451,794
BlackRock Inc.	152,000	67,957,680
Blackstone Group LP	4,300,000	143,491,000

Total Capital Markets		321,900,474

Diversified Financial Services - 3.9%
Berkshire Hathaway Inc., Class B Shares	1,284,110	235,403,045	*

Insurance - 3.4%
Brighthouse Financial Inc.	183,301	11,144,701	*
MetLife Inc.	2,016,315	104,747,564
Travelers Cos. Inc.	713,270	87,389,841

Total Insurance		203,282,106

TOTAL FINANCIALS		1,044,085,813

HEALTH CARE - 6.4%
Health Care Providers & Services - 1.0%
UnitedHealth Group Inc.	304,470	59,630,449

Pharmaceuticals - 5.4%
Johnson & Johnson	889,997	115,708,510
Merck & Co. Inc.	1,646,540	105,427,956
Pfizer Inc.	1,813,580	64,744,806
Zoetis Inc.	591,680	37,725,517

Total Pharmaceuticals		323,606,789

TOTAL HEALTH CARE		383,237,238

INDUSTRIALS - 9.5%
Aerospace & Defense - 1.5%
Raytheon Co.	497,134	92,755,262

Air Freight & Logistics - 1.9%
United Parcel Service Inc., Class B Shares	925,000	111,083,250

Commercial Services & Supplies - 1.5%
Waste Management Inc.	1,175,000	91,967,250

Industrial Conglomerates - 2.0%
3M Co.	580,000	121,742,000

Machinery - 0.6%
Pentair PLC	480,000	32,620,800

Road & Rail - 2.0%
Union Pacific Corp.	1,058,350	122,736,849

TOTAL INDUSTRIALS		572,905,411

INFORMATION TECHNOLOGY - 12.0%
Internet Software & Services - 2.4%
Alphabet Inc., Class C Shares	150,004	143,870,336	*

IT Services - 2.4%
MasterCard Inc., Class A Shares	525,000	74,130,000
Visa Inc., Class A Shares	650,000	68,406,000

Total IT Services		142,536,000

Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	1,600,000	60,928,000
Texas Instruments Inc.	1,430,000	128,185,200

Total Semiconductors & Semiconductor Equipment		189,113,200

Software - 2.5%
Microsoft Corp.	2,000,000	148,980,000

Technology Hardware, Storage & Peripherals - 1.6%
Apple Inc.	645,673	99,511,123

TOTAL INFORMATION TECHNOLOGY		724,010,659

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY			SHARES	VALUE
MATERIALS - 5.9%
Chemicals - 4.5%
DowDuPont Inc.			1,588,201	$109,951,155
Ecolab Inc.			539,080	69,331,079
PPG Industries Inc.			850,000	92,361,000

Total Chemicals				271,643,234

Containers & Packaging - 1.4%
International Paper Co.			1,423,280	80,870,770

TOTAL MATERIALS				352,514,004

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.8%
American Tower Corp.			827,170	113,057,596
Healthcare Trust of America Inc., Class A Shares			1,646,723	49,072,345
Weyerhaeuser Co.			1,942,060	66,088,302

TOTAL REAL ESTATE				228,218,243

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T Inc.			1,862,240	72,943,941
Verizon Communications Inc.			1,174,996	58,150,552

TOTAL TELECOMMUNICATION SERVICES				131,094,493

UTILITIES - 5.2%
Electric Utilities - 2.5%
Brookfield Infrastructure Partners LP			2,015,065	86,929,904
NextEra Energy Inc.			428,050	62,730,727

Total Electric Utilities				149,660,631

Independent Power and Renewable Electricity Producers - 1.0%
Brookfield Renewable Partners LP			907,749	30,417,140
Brookfield Renewable Partners LP			799,920	26,813,318

Total Independent Power and Renewable Electricity Producers				57,230,458

Multi-Utilities - 1.7%
WEC Energy Group Inc.			1,650,000	103,587,000

TOTAL UTILITIES				310,478,089

TOTAL COMMON STOCKS (Cost - $3,688,740,608)				5,645,212,701

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Wells Fargo & Co. (Cost - $ 15,253,320)	7.500%		14,406	18,943,890

		MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
Finance America Net Interest Margin Trust, 2004-1A (Cost - $73,449)	5.250%	6/27/34	$73,417	1	*(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,704,067,377)				5,664,156,592

			SHARES
SHORT-TERM INVESTMENTS - 5.9%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $355,907,726)	0.925%		355,907,726	355,907,726

TOTAL INVESTMENTS - 100.0% (Cost - $4,059,975,103)				6,020,064,318
Other Assets in Excess of Liabilities - 0.0%				1,202,616

TOTAL NET ASSETS - 100.0%				$6,021,266,934

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of September 30, 2017.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$5,645,212,701	—	—	$5,645,212,701
Convertible Preferred Stocks	18,943,890	—	—	18,943,890
Asset-Backed Securities	—	$1	—	1

Total Long-Term Investments	5,664,156,591	1	—	5,664,156,592

Short-Term Investments†	355,907,726	—	—	355,907,726

Total Investments	$6,020,064,317	$1	—	$6,020,064,318

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: November 22, 2017